Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis

The following table sets forth the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2019	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments	—	11,005	—	11,005

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 to 5 years
Mechanical equipment	5 years
Motor vehicles	5 years
Software	3 years

Summary of Revenue Segregated by Geographic Region

The Group's long-lived assets are substantially located in the PRC. The Group’s revenue segregated by geographic region is as follows:

Geographic region	For the Years Ended December 31,
	2017	2018	2019
PRC	1,197,378	2,057,632	1,063,630
Japan	—	—	236,206
United States of America	46,355	284,965	46,045
Canada	—	25,548	22,738
Hong Kong	12,264	91,028	11,216
Other foreign countries	52,086	246,118	42,788
Total	1,308,083	2,705,291	1,422,623